Income Taxes - Temporary Differences Net Deferred Tax Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax assets:
Net operating loss and income tax credit carryforwards	$ 34,490	$ 29,522
Allowances for doubtful accounts and billing adjustments	1,512	1,399
Deferred revenue	27,461	31,713
Share-based compensation	25,497	22,088
Foreign currency translation	4,019
Other, net	38,341	34,673
Total deferred income tax assets	131,320	119,395
Less valuation allowance for deferred income tax assets	(21,301)	(18,446)
Net deferred income tax assets	110,019	100,949
Deferred income tax liabilities:
Excess tax over financial statement depreciation	(63,432)	(61,161)
Computer software development costs	(80,837)	(82,835)
Purchase accounting adjustments	(344,547)	(114,171)
Foreign currency translation		(4,522)
Other, net	(33,700)	(24,462)
Total deferred income tax liabilities	(522,516)	(287,151)
Net deferred income tax liabilities	(412,497)	(186,202)
Total net deferred tax assets (liabilities):
Noncurrent deferred tax asset	7,055	6,242
Noncurrent deferred tax liability	(419,552)	(192,444)
Net deferred tax liability	$ (412,497)	$ (186,202)